Business and Organization - Schedule of Subsidiaries of the Company (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Sweet Lollipop Co., Ltd. (“Sweet Lollipop”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	$ 50,000
Principal activities	Investment holding
Percentage of shareholding% Direct	100.00%
Percentage of shareholding% Indirect
Metalpha Holding (HK) Limited (formerly known as “Long Yun International Holdings Limited”) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	$ 10,000
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Meta Rich Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	$ 1
Principal activities	Investment holding
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
LSQ Capital Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	$ 2,000,000
Principal activities	Advising on securities and asset management
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha Limited (“Metalpha BVI “) [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	British Virgin Islands
Issued share capital	$ 4,000,000
Principal activities	Proprietary trading of digital assets
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
LSQ Investment Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Hong Kong
Issued share capital	$ 1
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha Inc [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Panama
Issued share capital	$ 1
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%
Metalpha PTE Limited [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of incorporation and operation	Singapore
Issued share capital	$ 100
Principal activities	Inactive
Percentage of shareholding% Direct
Percentage of shareholding% Indirect	100.00%